Financial Instruments (Schedule of Debt Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Balance as at 1 January	$ 142,619
Balance as at 31 December	107,313	$ 142,619
ECL [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Balance as at 1 January	338	1,374	$ 732
Impairment (reversal)/loss on debt securities at FVOCI	(233)	(1,036)	642
Balance as at 31 December	$ 105	$ 338	$ 1,374